Employee Benefits - Summary of Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	5,952	11,904
Granted, Shares	0	0
Exercised, Shares	(5,952)	(5,952)
Forfeited, Shares	0	0
Outstanding at end of year, Shares	0	5,952
Options exercisable at year-end, Shares		5,952
Outstanding at beginning of year, Weighted Average Exercise Price	$ 18.00	$ 18.00
Granted, Weighted Average Exercise Price	0	0
Exercised, Weighted Average Exercise Price	(18.00)	(18.00)
Forfeited, Weighted Average Exercise Price	0	0
Outstanding at end of year, Weighted Average Exercise Price		18.00
Options exercisable at year-end, Weighted Average Exercise Price		18.00
Weighted-average fair value of options granted during year, Weighted Average Exercise Price	$ 0	$ 0